Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 1.1%
Mahle-Metal Leve SA	63,600	$370,610
Tupy SA	106,000	531,841

		902,451

Commercial Services & Supplies — 0.5%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	116,661	442,873

Diversified Consumer Services — 4.9%
Anima Holding SA	63,600	308,544
Estacio Participacoes SA	434,637	3,269,993
Ser Educacional SA(a)	95,453	556,711

		4,135,248

Electric Utilities — 8.6%
Alupar Investimento SA	243,872	1,518,904
EDP — Energias do Brasil SA	498,200	2,525,109
Light SA	137,800	666,752
Transmissora Alianca de Energia Eletrica SA	371,000	2,514,467

		7,225,232

Food Products — 4.4%
Camil Alimentos SA	201,400	347,809
Marfrig Global Foods SA(b)	360,400	628,840
Minerva SA(b)	222,600	466,309
Sao Martinho SA	296,800	1,482,332
SLC Agricola SA	159,000	792,076

		3,717,366

Health Care Providers & Services — 7.3%
Alliar Medicos A Frente SA	84,800	303,724
Fleury SA	339,200	1,715,757
Instituto Hermes Pardini SA	84,800	375,430
Odontoprev SA	445,200	1,856,137
Qualicorp Consultoria e Corretora de Seguros SA	371,000	1,909,782

		6,160,830

Hotels, Restaurants & Leisure — 5.3%
BK Brasil Operacao e Assessoria a Restaurantes SA	286,200	1,480,572
CVC Brasil Operadora e Agencia de Viagens SA	222,600	2,935,472

		4,416,044

Household Durables — 5.8%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	424,000	1,889,066
Ez Tec Empreendimentos e Participacoes SA	116,696	655,863
MRV Engenharia e Participacoes SA	519,400	2,282,260

		4,827,189

Independent Power and Renewable Electricity Producers — 2.7%
AES Tiete Energia SA	265,000	777,182
Eneva SA(b)	180,200	1,047,300
Omega Geracao SA	74,200	415,697

		2,240,179

Insurance — 0.4%
Wiz Solucoes e Corretagem de Seguros SA	116,600	295,194

Machinery — 1.0%
Iochpe Maxion SA	169,607	857,047

Media — 1.5%
Smiles Fidelidade SA	106,095	1,291,495

Oil, Gas & Consumable Fuels — 1.5%
Dommo Energia SA(b)	2,024,600	201,715
Enauta Participacoes SA(b)	127,200	414,317

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Petro Rio SA(b)	148,400	$658,519

		1,274,551

Paper & Forest Products — 1.7%
Duratex SA	519,400	1,398,548

Real Estate Management & Development — 3.7%
Aliansce Shopping Centers SA	116,600	613,026
BR Properties SA	201,400	451,226
Iguatemi Empresa de Shopping Centers SA	148,407	1,516,523
LOG Commercial Properties e Participacoes SA(b)	42,492	206,142
Sonae Sierra Brasil SA	42,400	319,430

		3,106,347

Road & Rail — 4.2%
Cia. de Locacao das Americas	159,000	1,807,557
Cosan Logistica SA(b)	233,284	963,077
JSL SA	106,000	361,511
Movida Participacoes SA	127,200	414,317

		3,546,462

Software — 5.3%
Linx SA	212,000	1,860,362
TOTVS SA	254,446	2,567,601

		4,427,963

Specialty Retail — 1.2%
Via Varejo SA	858,600	1,030,917

Textiles, Apparel & Luxury Goods — 5.4%
Arezzo Industria e Comercio SA	74,248	957,880
Cia. Hering	243,800	1,830,493
Grendene SA	445,200	802,961
Guararapes Confeccoes SA	169,660	676,143
Vulcabras Azaleia SA(b)	159,000	248,184

		4,515,661

Transportation Infrastructure — 1.5%
EcoRodovias Infraestrutura e Logistica SA	328,600	794,134
Santos Brasil Participacoes SA	445,200	473,133

		1,267,267

Water Utilities — 4.4%
Cia. de Saneamento de Minas Gerais-COPASA	106,070	1,683,831
Cia. de Saneamento do Parana	107,400	1,978,768

		3,662,599

Total Common Stocks — 72.4% (Cost: $45,430,032)		60,741,463

Preferred Stocks

Airlines — 6.9%
Azul SA, Preference Shares, NVS	455,800	4,564,521
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	180,200	1,242,028

		5,806,549

Banks — 4.0%
Banco ABC Brasil SA, Preference Shares, NVS	127,242	587,711
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	339,200	2,058,042
Banco Inter SA, Preference Shares, NVS(a)	42,400	728,330

		3,374,083

Chemicals — 0.8%
Unipar Carbocloro SA, Preference Shares, NVS	74,200	697,568

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities — 2.5%
Cia. Paranaense de Energia, Preference Shares, NVS	169,600	$2,079,706

Independent Power and Renewable Electricity Producers — 2.6%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	318,000	2,152,820

Machinery — 1.7%
Marcopolo SA, Preference Shares, NVS	858,614	798,425
Randon SA Implemetos e Participacoes, Preference Shares, NVS	286,250	620,121

		1,418,546

Metals & Mining — 6.0%
Bradespar SA, Preference Shares, NVS	371,093	2,910,422
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	63,600	372,560
Metalurgica Gerdau SA, Preference Shares, NVS	1,081,200	1,789,846

		5,072,828

Textiles, Apparel & Luxury Goods — 1.8%
Alpargatas SA, Preference Shares, NVS	328,675	1,541,609

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	116,600	403,024

Total Preferred Stocks — 26.8% (Cost: $14,134,368)		22,546,733

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	51,815	$51,815

Total Short-Term Investments — 0.1% (Cost: $51,815)		51,815

Total Investments in Securities — 99.3% (Cost: $59,616,215)		83,340,011

Other Assets, Less Liabilities — 0.7%		598,495

Net Assets — 100.0%		$83,938,506

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	30,183	21,632	51,815	$51,815	$1,264	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$60,741,463	$—	$—	$60,741,463
Preferred Stocks	22,546,733	—	—	22,546,733
Money Market Funds	51,815	—	—	51,815

	$83,340,011	$—	$—	$83,340,011

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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